Equity - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price (Details) - Ordinary Shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of potential Ordinary shares, Outstanding at beginning of the year	13,027	3,828
Aggregate Intrinsic Value, Outstanding at beginning of the year	$ 393,276	$ 57,959
Number of potential ordinary shares, Granted	189,319	9,763
Aggregate Intrinsic Value, Granted	$ 2,013,668	$ 244,398
Number of potential ordinary shares, Exercised		(52)	[1]
Exercise price range, Exercised		$ 56
Aggregate Intrinsic Value, Exercised		$ 7,565
Number of potential ordinary shares, Forfeited	(223)	(293)
Aggregate Intrinsic Value, Forfeited
Number of potential ordinary shares, Expired	(555)	(219)
Exercise price range, Expired	$ 2,684.5
Aggregate Intrinsic Value, Expired
Number of potential ordinary shares, Outstanding at end of the year	201,568	13,027
Aggregate Intrinsic Value, Outstanding at end of the year	$ 504,765	$ 393,276
Number of potential ordinary shares, Exercisable at end of the year	59,444	6,475
Aggregate Intrinsic Value, Exercisable at end of the year	$ 186,925	$ 172,878
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Outstanding at beginning of the year	$ 0.35	$ 28.7
Exercise price range, Granted	0.07	0.35
Exercise price range, Forfeited	1,400	374.5
Exercise price range, Expired		1,340.5
Exercise price range, Outstanding at end of the year	0.07	0.35
Exercise price range, Exercisable at end of the year	0.07	0.35
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range, Outstanding at beginning of the year	8,648	8,648
Exercise price range, Granted	15.12	374.5
Exercise price range, Forfeited	2,149	2,177
Exercise price range, Expired		1,862
Exercise price range, Outstanding at end of the year	8,648	8,648
Exercise price range, Exercisable at end of the year	$ 8,648	$ 6,485

[1]	Post reverse split, see Note 11A.